Debt (Summary of indebtedness) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) aircraft	Dec. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2010 USD ($)
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft		503
Commitment		$ 34,969,697
Undrawn amounts		6,706,576
Debt issuance costs and debt discounts		(160,061)	$ (156,901)
Debt		$ 28,420,739	27,716,999
Export Credit Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft		71
Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 19,314,864
Undrawn amounts		4,395,000
Outstanding		15,206,290	14,800,212
Unsecured Debt [Member] | ILFC Legacy Notes [Member]
Debt Instrument [Line Items]
Commitment		5,670,000
Undrawn amounts		0
Outstanding		$ 5,670,000	7,670,000
Weighted average interest rate	[1]	6.32%
Unsecured Debt [Member] | AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Commitment		$ 0
Undrawn amounts		0
Outstanding		$ 0	300,000
Weighted average interest rate	[1]	0.00%
Unsecured Debt [Member] | AerCap Trust & AICDC [Member]
Debt Instrument [Line Items]
Commitment		$ 8,399,864
Undrawn amounts		0
Outstanding		$ 8,399,864	6,399,864
Weighted average interest rate	[1]	4.12%
Unsecured Debt [Member] | Asia Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Commitment		$ 600,000
Undrawn amounts		300,000
Outstanding		$ 300,000	0
Weighted average interest rate	[1]	3.44%
Unsecured Debt [Member] | Citi Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Commitment		$ 3,895,000
Undrawn amounts		3,895,000
Outstanding		$ 0	0
Weighted average interest rate	[1]	0.00%
Unsecured Debt [Member] | AIG Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Commitment		$ 200,000
Undrawn amounts		200,000
Outstanding		$ 0	0
Weighted average interest rate	[1]	0.00%
Unsecured Debt [Member] | Other Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 550,000
Undrawn amounts		0
Outstanding		$ 550,000	0
Weighted average interest rate	[1]	3.11%
Unsecured Debt [Member] | Unsecured Debt, Fair Value Adjustment [Member]
Debt Instrument [Line Items]
Outstanding		$ 286,426	430,348
Secured Debt [Member]
Debt Instrument [Line Items]
Commitment		14,099,053
Undrawn amounts		2,311,576
Outstanding		$ 11,818,959	11,518,140
Secured Debt [Member] | Export Credit Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft		71
Commitment		$ 1,241,262
Undrawn amounts		0
Outstanding		$ 1,241,262	1,722,376
Weighted average interest rate	[1]	2.59%
Secured Debt [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft		81
Commitment		$ 1,275,000
Undrawn amounts		0
Outstanding		$ 1,275,000	1,275,000
Weighted average interest rate	[1]	7.13%
Secured Debt [Member] | Institutional Secured Term Loans & Secured Portfolio Loans [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft		239
Commitment		$ 6,943,431
Undrawn amounts		690,000
Outstanding		$ 6,253,431	5,028,623
Weighted average interest rate	[1]	3.55%
Secured Debt [Member] | ALS II Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 0
Undrawn amounts		0
Outstanding		$ 0	17,746
Weighted average interest rate	[1]	0.00%
Secured Debt [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft		18
Commitment		$ 2,500,000
Undrawn amounts		1,621,576
Outstanding		$ 878,424	596,819
Weighted average interest rate	[1]	3.43%
Secured Debt [Member] | AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Commitment		$ 0
Undrawn amounts		0
Outstanding		$ 0	125,000
Weighted average interest rate	[1]	0.00%
Secured Debt [Member] | Other Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft		94
Commitment		$ 2,139,360
Undrawn amounts		0
Outstanding		$ 2,139,360	2,670,325
Weighted average interest rate	[1]	3.66%
Secured Debt [Member] | Secured Debt Fair Value Adjustment [Member]
Debt Instrument [Line Items]
Outstanding		$ 31,482	82,251
Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		1,555,780
Outstanding		1,555,551	1,555,548
Subordinated Debt [Member] | ECAPs Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		1,000,000
Outstanding		$ 1,000,000	1,000,000
Weighted average interest rate	[1]	4.47%
Subordinated Debt [Member] | Junior Subordinated Notes [Member]
Debt Instrument [Line Items]
Commitment		$ 500,000
Outstanding		$ 500,000	500,000
Weighted average interest rate	[1]	6.50%
Debt				$ 500,000
Subordinated Debt [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Commitment		$ 55,780
Outstanding		$ 55,780	55,780
Weighted average interest rate	[1]	2.26%
Debt					$ 64,300
Subordinated Debt [Member] | Subordinated Debt Fair Value Adjustment [Member]
Debt Instrument [Line Items]
Outstanding		$ (229)	$ (232)

[1]	The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs and debt discounts.